Fees Summary	Feb. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,095,940,000.00
Previously Paid Amount	0.00
Total Fee Amount	289,449.33
Total Offset Amount	0.00
Net Fee	289,449.33
Narrative - Max Aggregate Offering Price	$ 2,095,940,000.00
Final Prospectus	true